Profit (loss) per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Profit (loss) per share	Profit (loss) per share
Basic profit (loss) per share is computed by dividing loss for the year by the weighted average number of ordinary shares outstanding during the period.
Diluted profit (loss) per share is computed by adjusting the calculation of basic profit (loss) per share for the effects of dilutive potential ordinary shares from financial instruments that may be converted or exercised into ordinary shares of the Group. For the years ended 31 December 2025, 2024, and 2023, 30,864,506, 31,432,382, and 86,745,377, respectively, potential ordinary shares pursuant to the RSUs, 2025 Convertible Bonds, Senior Bond Warrants, Aztiq Convertible Bond, 2022 Convertible Bonds, OACB Warrants, Predecessor Earn Out Shares, and OACB Earn Out Shares (as defined and discussed in Notes 21 and 27) were excluded in the calculation of diluted profit (loss) per share, since the effect of doing so would result in an increase (reduction) of profit (loss) per share and thus be antidilutive.
The calculation of basic and diluted profit (loss) per share for the years ended 31 December 2025, 2024, and 2023 is as follows (in thousands, except for share and per share amounts):

	2025	2024	2023
Earnings
Profit / (loss) for the year	27,919	(231,864)	(551,731)
Number of shares
Weighted average number of ordinary shares outstanding	289,727,741	267,924,570	227,256,469
Basic profit / (loss) per share	0.10	(0.87)	(2.43)

Diluted earnings per share is calculated to give effect to the potential dilutive effect that could occur if additional ordinary shares were assumed to be issued under securities or instruments that may entitle their holders to obtain ordinary shares in the future, which include share-based compensation awards (see Note 22—Share-based payments for additional details). The number of additional shares for inclusion in the diluted earnings per share calculation was determined using the treasury stock method.
The calculation of diluted profit (loss) per share for the years ended 31 December 2025, 2024, and 2023 is as follows (in thousands, except for share and per share amounts):

	2025	2024	2023
Earnings
Profit (loss) for the year	27,919	(231,864)	(551,731)
Fully diluted profit (loss) for the year	27,919	(231,864)	(551,731)
Number of shares
Weighted average number of ordinary shares outstanding	289,727,741	267,924,570	227,256,469
Dilutive effect of share-based compensation	1,614,734	—
Weighted average number of diluted ordinary shares outstanding	291,342,475	267,924,570	227,256,469
Diluted profit / (loss) per share	0.10	(0.87)	(2.43)